Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	96 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000201028_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000201028_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000201028_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,120
C000201028_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,150
C000201028_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,871
C000201028_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,861
C000201028_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,496
C000201028_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,370
C000201028_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,127
C000131661_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000131661_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000131661_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000131661_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000131661_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000131661_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000131661_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000131661_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000131661_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000131661_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000131661_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000131659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Total Bond ETF
C000131659_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,685
C000131659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,897
C000131659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,821
C000131659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,874
C000131659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,836
C000131659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,079
C000131659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,599
C000131659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,622
C000131659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,580
C000131659_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,068
C000131659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000131659_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000131659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000131659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000131659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000131659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000131659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000131659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000131659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000131659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000131659_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000239880_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Tactical Bond ETF
C000239880_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000239880_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,918
C000239880_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,757
C000239880_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000239880_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000239880_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,831
C000239880_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,548
C000235242_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Sustainable Low Duration Bond ETF
C000235242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,016
C000235242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,444
C000235242_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,053
C000235242_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Bill: 6-9 Months Index
C000235242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,991
C000235242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,302
C000235242_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,856
C000235242_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000235242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,847
C000235242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,730
C000235242_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,440
C000235241_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Sustainable Core Plus Bond ETF
C000235241_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235241_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,728
C000235241_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,719
C000235241_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,527
C000235241_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235241_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235241_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000235241_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,737
C000235241_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,444
C000235241_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000235241_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235241_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,847
C000235241_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,730
C000235241_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,440
C000201028_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Low Duration Bond Factor ETF
C000201028_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,075
C000201028_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,473
C000201028_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,733
C000201028_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,772
C000201028_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,607
C000201028_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,123
C000201028_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,861
C000201028_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Low Duration Investment Grade Factor Index℠
C000201028_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,076
C000201028_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,497
C000201028_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,795
C000201028_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,854
C000201028_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,713
C000201028_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,252
C000201028_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,018
C000201028_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bill: 6-9 Months Index
C000201028_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201028_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,045
C000201028_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,314
C000201028_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,503
C000201028_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,514
C000201028_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,474
C000201028_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,800
C000201028_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,380
C000131661_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Limited Term Bond ETF
C000131661_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,337
C000131661_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,468
C000131661_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,443
C000131661_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,093
C000131661_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,652
C000131661_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,749
C000131661_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000131661_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,221
C000131661_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,105
C000131661_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,790
C000131661_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000131661_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000131661_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000131661_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000131661_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000131661_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000131661_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000131661_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000131661_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000131661_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000131661_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000131661_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Limited Term Composite Index℠
C000131661_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131661_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000131661_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000131661_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000131661_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000131661_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000131661_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000131661_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000131661_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000131661_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000131661_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000225827_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Investment Grade Securitized ETF
C000225827_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,036
C000225827_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,983
C000225827_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,795
C000225827_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,525
C000225827_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Securitized Index
C000225827_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,018
C000225827_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,044
C000225827_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,867
C000225827_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,537
C000225827_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000225827_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225827_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,156
C000225827_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,986
C000225827_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,879
C000225827_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,527
C000225826_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Investment Grade Bond ETF
C000225826_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225826_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,216
C000225826_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,026
C000225826_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,951
C000225826_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,646
C000225826_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000225826_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000225826_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,156
C000225826_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,986
C000225826_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,879
C000225826_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,527
C000125598_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Corporate Bond ETF
C000125598_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,930
C000125598_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,196
C000125598_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,038
C000125598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,516
C000125598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,524
C000125598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,945
C000125598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,811
C000125598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,952
C000125598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,148
C000125598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,713
C000125598_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000125598_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000125598_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000125598_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000125598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000125598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000125598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000125598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000125598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000125598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000125598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000125598_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000125598_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000125598_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000125598_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000125598_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000125598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000125598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000125598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000125598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000125598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000125598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000125598_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000248144_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Low Duration Bond ETF
C000248144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,006
C000248144_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,301
C000248144_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bill: 6-9 Months Index
C000248144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,008
C000248144_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,283
C000248144_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000248144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,047
C000248144_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,533